UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on 9/30/00, 12/31/00 & 3/31/01.

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:




Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 586108

List of Other Included Managers: NONE





                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ARIBA INC                      COMM STK         04033V104  48595    231990   SH      SOLE         119990        0    112000
ASPECT MEDICAL SYS INC         COMM STK         045235108   3179     89000   SH      SOLE          30500        0     58500
BMC SOFTWARE INC               COMM STK         055921100  18778    235000   SH      SOLE              0        0    235000
CAMBRIDGE TECH PARTNERS        COMM STK         132524109   1414     53800   SH      SOLE          51100        0      2700
CLEVELAND-CLIFFS INC           COMM STK         185896107   3175    102000   SH      SOLE          52000        0     50000
COMCAST CORPORATION            COMM STK         200300200   2787     64300   SH      SOLE           3500        0     60800
CONCORD EFS INC                COMM STK         206197105  56838   1342300   SH      SOLE         423500        0    918800
DONNELLEY (RR) & SONS          COMM STK         257867101   7234    345500   SH      SOLE         251500        0     94000
DOUBLECLICK INC                COMM STK         258609304  81724    872600   SH      SOLE         112600        0    760000
GENE LOGIC INCORPORATED        COMM STK         368689105  10523    251300   SH      SOLE          85300        0    166000
GEORGIA PACIFIC CORP           COMM STK         373298702   3665    143031   SH      SOLE          36531        0    106500
ISS GROUP INC                  COMM STK         450306105  91651    793300   SH      SOLE         102900        0    690400
INFOCURE CORP                  COMM STK         45665A108   4428    252100   SH      SOLE           1800        0    250300
INSWEB                         COMM STK         45809K103   4788    500700   SH      SOLE            700        0    500000
NABI INC                       COMM STK         628716102   2094    409835   SH      SOLE         134835        0    275000
NEXTLINK COMMUNICATIONS        COMM STK         65333H707  70904    573400   SH      SOLE         283400        0    290000
ORACLE CORP                    COMM STK         68389X105    390      5000   SH      SOLE              0        0      5000
PE BIOSYSTEMS GROUP            COMM STK         69332S102  34933    362000   SH      SOLE         181800        0    180200
PMC SIERRA INC                 COMM STK         69344F106  12240     60100   SH      SOLE              0        0     60100
POTLATCH CORP                  COMM STK         737628107   3007     73000   SH      SOLE          23700        0     49300
PRICELINE COM INC              COMM STK         741503106  26246    328200   SH      SOLE         158700        0    169500
ROBBINS & MYERS INC            COMM STK         770196103    241     10200   SH      SOLE            200        0     10000
USINTERNETWORKING INC          COMM STK         917311805  60983   1571225   SH      SOLE         115725        0   1455500
VIROPHARMA INC                 COMM STK         928241108   4186     68300   SH      SOLE              0        0     68300
VITRIA TECHNOLOGY INC          COMM STK         92849Q104  27392    271800   SH      SOLE          89700        0    182100
WIT CAPITAL GROUP INC          COMM STK         97737K309    783     46000   SH      SOLE              0        0     46000
ZAPME CORPORATION              COMM STK         98912E100   3930    450000   SH      SOLE              0        0    450000